Cost of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cost of revenues [Abstract]
Channel costs		¥ 790,468	¥ 497,220	¥ 124,055
Content provider costs		98,672	23,239
Salaries and welfare		42,165	26,519	¥ 9,379
Business tax and surcharges		446	6,981	8,015
Outsource costs		10,325	9,976	8,026
Bandwidth costs		11,894	3,733	3,171
Depreciation and amortization		65,302	¥ 7,797	¥ 655
Impairment loss on game licenses		8,760
Other costs		3,876	¥ 5,489	¥ 2,597
Total	$ 159,299	¥ 1,031,908	¥ 580,954	¥ 155,898